Taxes on Income (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2011	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes on Income (Details) [Line Items]
Effective corporate tax rate			23.00%
Tax rate of dividends that distributed to individual or foreign residents from the preferred earnings			20.00%
Statutory tax rate		25.00%	23.00%	23.00%	23.00%
Capital gains tax rate, description			A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.
Rate of with holdings tax applying to dividend paid to a foreign resident company			4.00%
Loss carryforwards			$ 12,280
Expenses taxes with regards to tax uncertainties					$ 1,050
Income tax with regards tax benefit uncertainties			$ 1,103
Economic Policy [Member]
Taxes on Income (Details) [Line Items]
Tax benefits, description	According to the Amendment, a flat corporate tax rate of 16% was established for exporting industrial enterprises (over 25%).
Industrial Companies [Member]
Taxes on Income (Details) [Line Items]
Tax benefits, description			Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.
Non Israel Subsidiaries [Member]
Taxes on Income (Details) [Line Items]
Currently held outside of Israel that would be subject to income taxes if distributed as dividends			$ 14,165
Tax Amendment [Member]
Taxes on Income (Details) [Line Items]
Tax benefits, description			In the years 2018, 2019 and 2020, part of the Company’s taxable income in Israel was entitled to a preferred 12% tax rate in the preferred technological enterprise track under Amendment 73 to the Investment Law. In 2015, the Company transitioned to the preferred enterprise track entitling it to a preferred 16% tax rate under Amendment 73 to the Investment Law.
England [Member]
Taxes on Income (Details) [Line Items]
Loss carryforwards			$ 4,072
U.S [Member]
Taxes on Income (Details) [Line Items]
Loss carryforwards			$ 7,122
Preferred Technology Enterprise [Member]
Taxes on Income (Details) [Line Items]
Statutory tax rate		12.00%
Tax benefits, description		A Preferred Technology Enterprise (“PTE”) is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion.
Rate of with holdings tax applying to dividend paid to a local resident company			20.00%
Formula Telecom Solutions Ltd [Member]
Taxes on Income (Details) [Line Items]
Loss carryforwards			$ 10,523